Consolidated Statements of Partners' Capital - USD ($)	Total	Ohio Properties [Member]	Greens of Pine Glen [Member]	General Partner	General Partner Ohio Properties [Member]	Number of Units	Limited Partner [Member]	Limited Partner [Member] Ohio Properties [Member]	Unallocated Deficit of Consolidated VIEs	Noncontrolling Interest	Noncontrolling Interest Ohio Properties [Member]	Noncontrolling Interest Greens of Pine Glen [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Ohio Properties [Member]
Balance at Dec. 31, 2012	$ 183,970,931			$ (430,087)			$ 207,383,087		$ (25,035,808)	$ 2,053,739			$ 7,161,381
Partners' Capital Account, Units at Dec. 31, 2012						42,772,928
Proceeds from Issuance of Common Stock	48,213,603						48,213,603
Stock Issued During Period, Shares, New Issues						8,280,000
Deconsolidation of Discontinued Operations		$ 393,401	$ (1,314,018)		$ 14,064			$ 1,392,303			$ (1,012,966)	$ (1,314,018)		$ 1,406,367
Deconsolidation of VIEs	5,485,803			(2,104)			(208,267)		5,696,174				(210,370)
Available-for-sale Securities, Gross Realized Gain (Loss)	(651,849)			(6,518)			(645,331)						(651,849)
Foreclosure of Available-for-Sale Securities	4,080,734			40,807			4,039,927						4,080,734
Distributions paid or accrued:
Regular distribution	(21,178,686)			(211,786)			(20,966,900)
Distribution of Tier 2 earnings (Note 3)	(1,939,419)			(484,855)			(1,454,564)
Net income	17,976,842			1,416,296			17,414,885		(1,116,262)	261,923			17,976,842
Unrealized gain (loss) on securities	(27,062,400)			(270,624)			(26,791,776)						(27,062,400)
Unrealized gain (loss) on bond purchase commitments	(4,852,177)			(48,522)			(4,803,655)						(4,852,177)
Balance at Dec. 31, 2013	203,122,765			16,671			223,573,312		(20,455,896)	(11,322)			(20,128,314)
Partners' Capital Account, Units at Dec. 31, 2013						51,052,928
Distributions paid or accrued:
Regular distribution	(21,178,686)			(211,786)			(20,966,900)
Proceeds from Issuance of Common Stock	51,288,699						51,288,699
Stock Issued During Period, Shares, New Issues						9,200,000
Available-for-sale Securities, Gross Realized Gain (Loss)	(2,413,713)			(24,137)			(2,389,576)						(2,413,713)
Gain (Loss) on Sales of Mortgage Backed Securities (MBS)	755,547			7,555			747,992						755,547
Regular distribution	(27,591,056)			(275,910)			(27,315,146)
Distribution of Tier 2 earnings (Note 3)	(3,748,424)			(937,106)			(2,811,318)
Net income	15,029,188			1,056,316			14,613,105		(635,560)	(4,673)			15,029,188
Unrealized gain (loss) on securities	62,852,308			628,523			62,223,785						62,852,308
Unrealized gain (loss) on bond purchase commitments	10,632,590			106,326			10,526,264						10,632,590
Balance at Dec. 31, 2014	309,927,904			578,238			330,457,117		(21,091,456)	(15,995)			51,698,418
Partners' Capital Account, Units at Dec. 31, 2014						60,252,928
Distributions paid or accrued:
Regular distribution	(27,591,056)			(275,910)			(27,315,146)
Sale of MF Property	24,282									24,282
Deconsolidation of VIEs				(173,701)			(17,196,359)		17,370,059
Available-for-sale Securities, Gross Realized Gain (Loss)	(630,919)			(6,309)			(624,610)						(630,919)
Regular distribution	(23,343,025)			(233,430)			(23,109,595)
Distribution of Tier 2 earnings (Note 3)	(9,355,825)			(2,338,956)			(7,016,869)
Net income	26,606,222			2,474,274			20,413,352		$ 3,721,397	(2,801)			26,606,222
Unrealized gain (loss) on securities	10,042,241			100,422			9,941,819						10,042,241
Unrealized gain (loss) on bond purchase commitments	(146,053)			(1,461)			(144,592)						(146,053)
Balance at Dec. 31, 2015	313,124,827			399,077			312,720,264			$ 5,486			$ 60,963,687
Partners' Capital Account, Units at Dec. 31, 2015						60,252,928
Distributions paid or accrued:
Regular distribution	$ (23,343,025)			$ (233,430)			$ (23,109,595)